Separate Accounts, Death Benefits and Other Insurance Benefit Features (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Separate Accounts, Death Benefits and Other Insurance Benefit Features (Textual) [Abstract]
Percentage of GMDB retained net amount of risk reinsured to a hartford affiliate	55.00%
Percentage of GMIB net amount of risk reinsured to hartford affiliate	73.00%
Age of insurer up to return of premium and MAV	80 years
Invested in fixed income securities	16.00%	17.00%
Invested in equity securities	84.00%	83.00%
MAV Only [Member]
Separate Accounts, Death Benefits and Other Insurance Benefit Features (Textual) [Abstract]
Age of insurer up to adjusted for withdrawals	80 years
With 5% rollup [Member]
Separate Accounts, Death Benefits and Other Insurance Benefit Features (Textual) [Abstract]
Age of insurer up to adjusted for withdrawals	80 years
Simple interest up to the earlier of age 80	5.00%
Adjusted premiums	100.00%
With Earnings Protection Benefit Rider (EPB) [Member]
Separate Accounts, Death Benefits and Other Insurance Benefit Features (Textual) [Abstract]
Premiums net of withdrawals	200.00%
Asset Protection Benefit ("APB") [Member]
Separate Accounts, Death Benefits and Other Insurance Benefit Features (Textual) [Abstract]
Greater of net premiums and MAV	25.00%
Number of past months adjusted for premiums	12 months
Reset [Member]
Separate Accounts, Death Benefits and Other Insurance Benefit Features (Textual) [Abstract]
Age of insurer up to adjusted for withdrawals	80 years
Guaranteed Minimum Income Benefit [Member] | Japan [Member]
Separate Accounts, Death Benefits and Other Insurance Benefit Features (Textual) [Abstract]
Guaranteed Remaining Balance	$ 28,600	$ 34,100
Minimum deferral period for return initial investment of income benefit	10 years
Minimum deferral period for earnings liquidity of income benefit	15 years
Minimum deferral period for fixed annuity of income benefit	20 years
Guaranteed Minimum Withdrawal Benefit [Member] | Japan [Member]
Separate Accounts, Death Benefits and Other Insurance Benefit Features (Textual) [Abstract]
Guaranteed Remaining Balance	$ 578	$ 701
Minimum [Member] | Reset [Member]
Separate Accounts, Death Benefits and Other Insurance Benefit Features (Textual) [Abstract]
Net Premiums Paid, Period	5 years
Maximum [Member] | Reset [Member]
Separate Accounts, Death Benefits and Other Insurance Benefit Features (Textual) [Abstract]
Net Premiums Paid, Period	7 years